Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2017
Registrant Name	DELAWARE GROUP ADVISER FUNDS
Central Index Key	0000910682
Amendment Flag	false
Document Creation Date	Mar. 29, 2018
Document Effective Date	Mar. 29, 2018
Prospectus Date	Feb. 28, 2018
Delaware Diversified Income Fund | Class A
Risk/Return:
Trading Symbol	DPDFX
Delaware Diversified Income Fund | Class C
Risk/Return:
Trading Symbol	DPCFX
Delaware Diversified Income Fund | Class R
Risk/Return:
Trading Symbol	DPRFX
Delaware Diversified Income Fund | Institutional Class
Risk/Return:
Trading Symbol	DPFFX
Delaware Diversified Income Fund | Class R6
Risk/Return:
Trading Symbol	DPZRX